Commitments and Contingencies (Notes) (Cheniere Energy Partners, LP [Member])	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Commitments and Contingencies

Sabine Pass LNG has entered into third-party TUAs with Total and Chevron to provide berthing for LNG vessels and for the unloading, storage and regasification of LNG at the Sabine Pass LNG terminal.

Obligations under Bechtel EPC Contract

Sabine Pass Liquefaction has entered into lump sum turnkey contracts for the engineering, procurement and construction (“EPC”) of Trains 1 and 2 (the “EPC Contract (Trains 1 and 2)”) and Trains 3 and 4 (the “EPC Contract (Trains 3 and 4)”) with Bechtel Oil, Gas and Chemicals, Inc. (“Bechtel”) in November 2011 and December 2012, respectively.

The EPC Contract (Trains 1 and 2) provides that Sabine Pass Liquefaction will pay Bechtel a contract price of $3.9 billion, which is subject to adjustment by change order.  Sabine Pass Liquefaction has the right to terminate the EPC Contract (Trains 1 and 2) for its convenience, in which case Bechtel will be paid (i) the portion of the contract price for the work performed, (ii) costs reasonably incurred by Bechtel on account of such termination and demobilization, and (iii) a lump sum of up to $30.0 million depending on the termination date.

The EPC Contract (Trains 3 and 4) provides for (i) the procurement, engineering, design, installation, training, commissioning and placing into service of Trains 3 and 4 of the Liquefaction Project and related facilities and (ii) certain modifications and improvements to Trains 1 and 2 and the Sabine Pass LNG terminal. The EPC Contract (Trains 3 and 4) provides that Sabine Pass Liquefaction will pay Bechtel a contract price of $3.8 billion, which is subject to adjustment by change order. Sabine Pass Liquefaction has the right to terminate the EPC Contract (Trains 3 and 4) for its convenience, in which case Bechtel will be paid (i) the portion of the contract price for the work performed, (ii) costs reasonably incurred by Bechtel on account of such termination and demobilization, and (iii) a lump sum of up to $30.0 million depending on the termination date.

Obligations under SPAs

Sabine Pass Liquefaction has entered into third party SPAs with four customers which obligates Sabine Pass Liquefaction to purchase natural gas in sufficient quantities, liquefy the natural gas purchased, and deliver 834.0 million MMBtu per year of LNG to the customers’ vessels, subject to completion of construction of each of the first four Trains at the Sabine Pass LNG terminal as specified in the customers’ SPAs. In addition, Sabine Pass Liquefaction has entered into third party SPAs with two customers to purchase natural gas in sufficient quantities, liquefy the natural gas purchased, and deliver 196.0 million MMBtu per year of LNG to the customers’ vessels, subject to completion of regulatory approvals, securing adequate financing, reaching a positive final investment decision to construct the relevant infrastructure, and construction of the fifth Train at the Sabine Pass LNG terminal.

Services Agreements

We have entered into certain services agreements with affiliates. See Note 12—“Related Party Transactions” for information regarding such agreements.

Restricted Net Assets

At December 31, 2013, our restricted net assets of consolidated subsidiaries were approximately $1,318 million .

Other Commitments

State Tax Sharing Agreements

In November 2006, Sabine Pass LNG and Cheniere entered into a state tax sharing agreement. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which Sabine Pass LNG and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, Sabine Pass LNG will pay to Cheniere an amount equal to the state and local tax that Sabine Pass LNG would be required to pay if Sabine Pass LNG’s state and local tax liability were computed on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from Sabine Pass LNG under this agreement; therefore, Cheniere has not demanded any such payments from Sabine Pass LNG. The agreement is effective for tax returns due on or after January 1, 2008.

In August 2012, Sabine Pass Liquefaction and Cheniere entered into a state tax sharing agreement. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which Sabine Pass Liquefaction and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, Sabine Pass Liquefaction will pay to Cheniere an amount equal to the state and local tax that Sabine Pass Liquefaction would be required to pay if Sabine Pass Liquefaction’s state and local tax liability were computed on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from Sabine Pass Liquefaction under this agreement; therefore, Cheniere has not demanded any such payments from Sabine Pass Liquefaction. The agreement is effective for tax returns due on or after August 2012.

In May 2013, CTPL and Cheniere entered into a state tax sharing agreement.  Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CTPL and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability.  If Cheniere, in its sole discretion, demands payment, CTPL will pay to Cheniere an amount equal to the state and local tax that CTPL would be required to pay if CTPL’s state and local tax liability were computed on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CTPL under this agreement; therefore, Cheniere has not demanded any such payments from CTPL.  The agreement is effective for tax returns due on or after May 2013.

Cooperative Endeavor Agreements (“CEAs”)

In July 2007, Sabine Pass LNG executed CEAs with various Cameron Parish, Louisiana taxing authorities. See Note 12—“Related Party Transactions” for information regarding such agreements.

Legal Proceedings

We may in the future be involved as a party to various legal proceedings, which are incidental to the ordinary course of business. We regularly analyze current information and, as necessary, provide accruals for probable liabilities on the eventual disposition of these matters. In the opinion of management, as of December 31, 2013, there were no threatened or pending legal matters that would have a material impact on our consolidated results of operations, financial position or cash flows.